Trade and other payables (Details) - ZAR (R) R in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019	Mar. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade payables		R 90,770	R 98,094
Accruals		200,502	176,963
Current contract liabilities		88,552	66,120
Impact on additional recurring commission liability		5,304
Value added taxes		11,280	6,646
Other		3,461	2,696
Trade and other payables		399,869	R 350,519
Increase in contract assets through significant financing		(4,542)
Revenue that was included in revenue received in advance liability balance at beginning of period		R 42,300
IFRS 15 - Revenue from Contracts with Customers | Impact of new IFRS
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact on additional recurring commission liability	R 6,900
Trade and other payables	4,700
Increase in contract assets through significant financing	R 1,800